Related parties transactions and balances (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Disclosure of transactions between related parties
The following table provides the total amount of transactions that have been entered into with related parties for the period/year.

	Successor for the year ended December 31, 2019	Successor for the period from April 4, 2018 through December 31, 2018	Predecessor for the period from January 1, 2018 through April 3, 2018	Predecessor for the year ended December 31, 2017
Revenue from crude oil
Pampa Energía S.A. (former Parent of PELSA)	—	—	31,501	114,564
Revenue from natural gas
Pampa Energía S.A. (former Parent of PELSA)	—	—	2,647	8,832
Transportadora Gas del Sur S.A. (Subsidiary of the former Parent of PELSA)	—	—	—	684
Central Térmica Güemes S.A. (Subsidiary of the former Parent of PELSA)	—	—	—	455
Pampa Comercializadora S.A. (Subsidiary of the former Parent of PELSA)	—	—	7,726	18,886
Exploitation services
Veta Escondida y Rincón de Aranda U.T.E. (Joint operation in which the former parent of PELSA participate)	—	—	32	412
Purchases of goods and services
SHM S. de R.L. de C.V. (affiliate of Riverstone Holdings, LLC -Shareholder of VISTA)	—	186	—	—
Pampa Energía S.A. (former Parent of PELSA)	—	—	(546)	(1,767)
Selling expenses
Pampa Comercializadora S.A. (Subsidiary of the former Parent of PELSA)	—	—	(91)	(364)
Oleoductos del Valle S.A. (Subsidiary of the former Parent of PELSA)	—	—	(610)	(2,962)

Disclosure of key management personnel remuneration
The amounts recognized in the consolidated statement of profit or loss and other comprehensive income, related to the company’s key personnel are detailed below:

	Successor for year ended December 31, 2019	Successor for the period from April 4, 2018 through December 31, 2018	Predecessor for the period from January 1, 2018 through April 3, 2018	Predecessor for the year ended December 31, 2017
Short-term employee benefits	9,080	5,368	235	2,417
Termination benefits	—	—	—	1,167
Share-based payments	9,175	3,533	—	—

Total	18,255	8,901	235	3,584

Disclosure of outstanding balances with related parties
Balances with related parties:

	Successor- December 31, 2019	Successor- December 31, 2018	Predecessor- December 31, 2017
Trade receivables
Pampa Energía S.A. (former Parent of PELSA)	—	—	20,331
Pampa Comercializadora S.A. (Subsidiary of the former Parent of PELSA)	—	—	6,389

Total	—	—	26,720
Other receivables
Pampa Energía S.A. (former Parent of PELSA)	—	—	20
Veta Escondida y Rincón de Aranda U.T.E. (Joint operation in which the former parent of PELSA participate)	—	—	303
APCO Oil and Gas International Inc. Suc.Arg. (Entity with significant influence over the Group)	—	—	69
APCO Oil and Gas International Inc. (Entity with significant influence over the Group)	—	—	183
Riverstone Vista Capital Partners L.P.	—	186	—
REL Amsterdam (1)	2,355	—	—
Aleph Midstream Holding L.P (1)	814	—	—

Total	3,169	186	575
Trade payable and accrued liabilities
Pampa Energía S.A. (former Parent of PELSA)	—	—	674
Pampa Comercializadora S.A. (Subsidiary of the former Parent of PELSA)	—	—	32
Oleoductos del Valle S.A. (Subsidiary of the former Parent of PELSA)	—	—	266
APCO Oil and Gas International Inc. Suc. Arg.	—	—	254
REL Amsterdam (2)	24,032	—	—
Aleph Midstream Holding L.P (2)	807	—	—

Total	24,839	—	1,226

(1)	Corresponds to loans granted to Aleph investors, detailed in Note 27.
(2)	Includes other accrued liabilities related to the investment agreement with Aleph, connected with the Put-Option. See Note 27